Related Party Transactions (Details)	6 Months Ended	18 Months Ended
	Dec. 31, 2019	Jun. 27, 2019
MOLBASE (Shanghai) Biotechnology Co., Ltd.
Related Party Transaction [Line Items]
Repayment period subsequent to reorganization	24 months	18 months